Note 15 - Income Taxes (Details) - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate Changes in Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance, beginning of year	$ 136,000	$ 123,000
Balance, end of year	140,000	136,000
Additions based on tax positions related to the current year		13,000
Additions for tax positions related to prior years	$ 4,000